Lease liability and Right-of-use assets (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2019
Presentation of leases for lessee [line items]
Operating lease commitments	$ 3,612
Recognition exemption for short term leases	(30)	$ (2)	$ (4)
Recognition exception for low value leases	(12)	(3)	(4)
New lease arrangements	(65)
Undiscounted future lease payments	3,283
Effect of discounting	(1,547)
Lease liability	$ 1,736	2,046	2,046
Weighted average incremental borrowing rate	3.50%
Continuing operations
Presentation of leases for lessee [line items]
Operating lease commitments	$ 3,390
Discontinued operations
Presentation of leases for lessee [line items]
Operating lease commitments	(222)
Lease liability	$ 286	$ 269	$ 269